UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland October 27, 2006

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	62

Form 13F Information Table Value Total:	138434

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209S103      390     5100 SH       SOLE                     5100
American Express Comp          COM              025816109     3236    57700 SH       SOLE                    57700
Amgen Inc.                     COM              031162100     3120    43622 SH       SOLE                    43622
Apple Computer Inc.            COM              037833100      343     4450 SH       SOLE                     4450
Applied Materials              COM              038222105     2423   136650 SH       SOLE                   136650
Ariel Corp                     COM              04033M104        0    10000 SH       SOLE                    10000
Bank of America Corp.          COM              060505104      211     3936 SH       SOLE                     3936
Barr Laboratories Inc          COM              068306109     6300   121288 SH       SOLE                   121288
Boeing Company                 COM              097023105      205     2600 SH       SOLE                     2600
Bristol-Myers Squibb           COM              110122108     2303    92408 SH       SOLE                    92408
Ciber Inc.                     COM              17163B102     1526   230200 SH       SOLE                   230200
Citigroup, Inc.                COM              172967101     3777    76050 SH       SOLE                    76050
Comcast cl A                   COM              20030N101      629    17055 SH       SOLE                    17055
Computer Sciences Cor          COM              205363104     3006    61200 SH       SOLE                    61200
Conseco, Inc.                  COM              208464883     2315   110268 SH       SOLE                   110268
Costco Wholesale Corp          COM              22160K105     4001    80540 SH       SOLE                    80540
Deere & Company                COM              244199105      210     2500 SH       SOLE                     2500
DuPont de Nemour               COM              263534109     3344    78050 SH       SOLE                    78050
ElkCorp                        COM              287456107     2932   107975 SH       SOLE                   107975
Exxon Mobil Corporati          COM              30231G102     4673    69635 SH       SOLE                    69635
Gap Inc.                       COM              364760108     1931   101900 SH       SOLE                   101900
General Electric Co            COM              369604103     4202   119041 SH       SOLE                   119041
General Motors Corp.           COM              370442105     2549    76648 SH       SOLE                    76648
Graftech Internatioal Ltd      COM              384313102     1736   297300 SH       SOLE                   297300
Hartford Fincl Services        COM              416515104     3474    40050 SH       SOLE                    40050
Home Depot Inc.                COM              437076102     1224    33736 SH       SOLE                    33736
Honeywell Intl Inc             COM              438516106     3262    79756 SH       SOLE                    79756
IBM Corp                       COM              459200101     3766    45955 SH       SOLE                    45955
Intel Corporation              COM              458140100     3851   187219 SH       SOLE                   187219
JLG Industries Inc.            COM              466210101     4114   207650 SH       SOLE                   207650
JPMorgan Chase & Co            COM              46625H100     4407    93838 SH       SOLE                    93838
Johnson & Johnson              COM              478160104      260     4006 SH       SOLE                     4006
Lucent Technologies            COM              549463107     1224   523231 SH       SOLE                   523231
Marsh & McLennan Cos           COM              571748102     2719    96600 SH       SOLE                    96600
Merck & Co. Inc.               COM              589331107      235     5600 SH       SOLE                     5600
Micron Technology Inc          COM              595112103     3078   176900 SH       SOLE                   176900
Microsoft Corporation          COM              594918104     2942   107553 SH       SOLE                   107553
Morgan Stanley                 COM              617446448     5072    69562 SH       SOLE                    69562
Motorola Inc.                  COM              620076109     3324   132975 SH       SOLE                   132975
Muni Mtge & Eqty LLC           COM              62624B101      201     7070 SH       SOLE                     7070
Nokia Corporation              COM              654902204     3006   152650 SH       SOLE                   152650
NutriSystem Inc                COM              67069D108     1121    18000 SH       SOLE                    18000
Palm, Inc.                     COM              696643105      219    15044 SH       SOLE                    15044
PepsiCo Inc.                   COM              713448108      283     4344 SH       SOLE                     4344
Pfizer Inc.                    COM              717081103     3551   125217 SH       SOLE                   125217
Procter & Gamble Co.           COM              742718109      213     3435 SH       SOLE                     3435
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Southern Company               COM              842587107      226     6554 SH       SOLE                     6554
Storage Computer Corp.         COM              86211A101        3   866475 SH       SOLE                   866475
Target Corporation             COM              87612E106     1187    21485 SH       SOLE                    21485
Telkonet                       COM              879604106     1409   494525 SH       SOLE                   494525
Texas Instruments              COM              882508104     4184   125825 SH       SOLE                   125825
Tyco Intl Ltd                  COM              902124106     4348   155335 SH       SOLE                   155335
UNUM Provident Corp.           COM              91529Y106     3832   197651 SH       SOLE                   197651
Verizon Communication          COM              92343V104     4345   117026 SH       SOLE                   117026
Wells Fargo & Co               COM              949746101      216     5964 SH       SOLE                     5964
Windstream Corp                COM              97381W104     2990   226675 SH       SOLE                   226675
Wyndham World Wide Corp        COM              98310W108      593    21199 SH       SOLE                    21199
Xerox Corporation              COM              984121103     4114   264400 SH       SOLE                   264400
eBay Inc.                      COM              278642103     4080   143870 SH       SOLE                   143870
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000